NOTE 6 – PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
NOTE 6 – PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,
	2023	2022
Telecommunication equipment	$349,064	$317,958
Telecommunication software	754,074	640,566
Other equipment	99,487	99,126
Total property and equipment	1,202,625	1,057,650
Accumulated depreciation and amortization	(729,091)	(656,629)
Total property and equipment	$473,534	$401,021

Depreciation expense for the six months ended June 30, 2023 and 2022 amounted to $68,488 and $62,371, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Telecommunication equipment	$317,958	$258,871
Telecommunication software	640,566	618,125
Other equipment	99,126	108,805
Total property and equipment	1,057,650	985,801
Accumulated depreciation and amortization	(656,629)	(576,419)
Total property and equipment	$401,021	$409,382

Depreciation expense for the years ended December 31, 2022 and 2021 amounted to $120,117 and $91,474, respectively.